Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FIRST EAGLE ETF TRUST
Entity Central Index Key	0002083193
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
S000097446
Shareholder Report [Line Items]
Fund Name	First Eagle US Equity ETF
Trading Symbol	USFE
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 844-422-3367.
Additional Information Phone Number	844-422-3367
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the period ended April 30, 2026?

Based on a Hypothetical $10,000 Investment

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
First Eagle US Equity ETF	$12	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.45%	[1]
AssetsNet	$ 2,075,792
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	10.06%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,075,792 Number of Portfolio Holdings57 Portfolio Turnover Rate10.06%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

S000097445
Shareholder Report [Line Items]
Fund Name	First Eagle Mid Cap Equity ETF
Trading Symbol	FEMD
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 844-422-3367.
Additional Information Phone Number	844-422-3367
Additional Information Website	https://www.firsteagle.com/first-eagle-fund-shareholder-reports
Expenses [Text Block]

What Were the Fund's Costs for the period ended April 30, 2026?

Based on a Hypothetical $10,000 Investment

Table Summary
Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
First Eagle Mid Cap Equity ETF	$14	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.55%	[3]
AssetsNet	$ 2,877,755
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	27.87%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,877,755 Number of Portfolio Holdings70 Portfolio Turnover Rate27.87%Footnote Reference1
Footnote	Description
Footnote[1]	Not annualized.

[1]	Annualized.
[2]	Not annualized.
[3]	Annualized.
[4]	Not annualized.